Convertible note receivable and embedded derivative	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Convertible Note Receivable and Embedded Derivative

(16) Convertible note receivable and embedded derivative

In 2018, the Company entered into a note agreement with Optera (the “Optera Note”). The Optera Note, which had an original maturity date in April 2019 and carries interest at 4.0%, was amended in December 2018 to extend the maturity date to October 2019. Total amounts issued under the Optera Note were $2.0 million through the year ended December 31, 2019.

These notes convert automatically into the equity securities issued in the next Optera equity financing round greater than $20.0 million at a 20% discount to the issuance price. Alternatively, upon change of control or IPO, at the option of the holder the notes will either a) become and due and payable in cash or b) convert into common shares. The balance of the notes receivable, which are reported as prepaid and other current assets in the condensed consolidated balance sheets, was $                at September 30, 2020 and December 31, 2019, respectively.

The discounted conversion rate in the Optera Note is considered a redemption feature that is an embedded derivative requiring bifurcation and separate accounting at its estimated fair value. The estimated fair value of the embedded derivative upon issuance in April 2018 was an asset of $0.2 million. The estimated fair value of this derivative instrument was recognized as a note discount and as an embedded derivative asset on the condensed consolidated balance sheet upon issuance. The Company amortized the note discount into interest income using the effective interest method. Total amortization of the note discount was $                for the nine months ended September 30, 2019.

The embedded derivative requires periodic re-measurements to fair value while the instrument is still outstanding. The change in the estimated value is recorded in other income (expense), net in the condensed consolidated statement of operations and comprehensive loss. The total amount recorded for the change in fair value of the embedded derivative was $                million for the nine months ended September 30, 2019. Additionally, the Company recorded an impairment in the amount of $                million in the nine months ended September 30, 2019 for the full reduction in the fair value of the asset due to the resolution by the Optera Board of Directors to dissolve Optera (see Note 15 to these condensed consolidated financial statements).

(17) Convertible note receivable and embedded derivative

In 2018, the Company entered into a note agreement with Optera (the “Optera Note”, see Note 16 to these consolidated financial statements). The Optera Note, which had an original maturity date in April 2019 and carries interest at 4.0%, was amended in December 2018 to extend the maturity date to October 2019. These notes convert automatically into the equity securities issued in the next Optera equity financing round greater than $20.0 million at a 20% discount to the issuance price. Alternatively, upon change of control or IPO, at the option of the holder the notes will either a) become and due and payable in cash or b) convert into common shares. Total amounts issued under the Optera Note were $2.0 million through the year ended December 31, 2019. The balance of the notes receivable, which are reported as prepaid and other current assets in the consolidated balance sheets, was $0.9 million at December 31, 2018 and $10,000 at December 31, 2019.

The discounted conversion rate in the Optera Note is considered a redemption feature that is an embedded derivative requiring bifurcation and separate accounting at its estimated fair value. The estimated fair value of the embedded derivative upon issuance in April 2018 was an asset of $0.2 million. The estimated fair value of this derivative instrument was recognized as a note discount and as an embedded derivative asset on the consolidated balance sheet upon issuance. The Company will amortize the note discount into interest income using the effective interest method. Total amortization of the note discount was $0.2 million for the year ended December 31, 2018 and $60,000 for the year ended December 31, 2019.

The Company estimated the fair value of the embedded derivative based on the estimated cash flows associated with the note receivable. The inputs used to determine the estimated fair value of the embedded derivative instrument include the probability of an underlying event triggering the redemption event and its timing prior to the maturity date of the Optera Note. The fair value measurement is based upon significant inputs not observable in the market. These assumptions are inherently subjective and involve significant management judgement.

The embedded derivative requires periodic re-measurements to fair value while the instrument is still outstanding. The change in the estimated value is recorded in other income (expense), net in the consolidated statement of operations and comprehensive loss. The total amount recorded for the change in fair value of the embedded derivative was $18,000 and $0.1 million for the years ended December 31, 2018 and 2019, respectively. Additionally, the Company recorded an impairment in the amount of $0.2 million for the full reduction in the fair value of the asset due to the resolution by the Optera Board of Directors to dissolve Optera (see Note 16 to these consolidated financial statements).